Cover	Oct. 15, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 15, 2026
Registrant Name	Supernus Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35518
Entity Tax Identification Number	20-2590184
Entity Address, Postal Zip Code	20850
Entity Address, State or Province	MD
Entity Address, City or Town	Rockville
Entity Address, Address Line One	9715 Key West Ave
City Area Code	301
Local Phone Number	838-2500
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	SUPN
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0001356576